RELATED PARTY TRANSACTIONS - Seatankers Management Co (Details) - Dry Bulk Carriers - Seatankers Management Co, Ltd	1 Months Ended	6 Months Ended
	Mar. 31, 2024 vessel	Jun. 30, 2024 vessel $ / d	Jun. 30, 2023 vessel $ / d
Related Party Transaction [Line Items]
Number of vessels managed | vessel	9	10	10
Commercial management fee revenue per day for managing vessels (in dollars per day) | $ / d		210	125